Quarterly Holdings Report
for
Fidelity® International Capital Appreciation K6 Fund
January 31, 2022
IVFK6-NPRT1-0422
1.9883989.104
Common Stocks - 100.1%
	Shares	Value ($)
Bailiwick of Jersey - 4.2%
Clarivate Analytics PLC (a)(b)	660,500	10,871,830
Experian PLC	302,875	12,650,453
Ferguson PLC	78,011	12,270,398
TOTAL BAILIWICK OF JERSEY		35,792,681
Bermuda - 1.3%
IHS Markit Ltd.	92,047	10,750,169
Canada - 8.7%
Brookfield Asset Management, Inc. Class A	244,817	13,489,417
Canadian National Railway Co.	113,601	13,845,890
Canadian Pacific Railway Ltd.	186,147	13,317,239
Constellation Software, Inc.	7,064	12,166,596
Thomson Reuters Corp.	105,453	11,320,549
Waste Connections, Inc. (Canada)	87,957	10,965,304
TOTAL CANADA		75,104,995
Denmark - 3.5%
DSV A/S	65,888	13,387,172
Novo Nordisk A/S Series B	172,388	17,147,142
TOTAL DENMARK		30,534,314
France - 13.7%
Air Liquide SA	76,690	13,118,539
Dassault Systemes SA	239,571	11,585,263
EssilorLuxottica SA	67,331	12,738,042
Hermes International SCA	8,051	12,087,922
LVMH Moet Hennessy Louis Vuitton SE	24,718	20,302,808
Pernod Ricard SA	55,400	11,850,026
Sartorius Stedim Biotech	25,897	11,356,128
Schneider Electric SA	81,821	13,860,102
Teleperformance	30,096	11,333,825
TOTAL FRANCE		118,232,655
Germany - 3.3%
Brenntag SE	46,990	4,025,926
Infineon Technologies AG	310,542	12,896,112
Merck KGaA	52,733	11,564,255
TOTAL GERMANY		28,486,293
Hong Kong - 1.3%
Techtronic Industries Co. Ltd.	692,573	11,427,525
India - 7.5%
HDFC Bank Ltd.	604,914	12,173,094
Housing Development Finance Corp. Ltd.	373,800	12,762,320
Kotak Mahindra Bank Ltd. (a)	474,800	11,908,289
Reliance Industries Ltd.	455,000	14,672,545
Tata Consultancy Services Ltd.	267,200	13,463,502
TOTAL INDIA		64,979,750
Ireland - 6.6%
Accenture PLC Class A	31,739	11,222,276
ICON PLC (a)	42,646	11,331,895
James Hardie Industries PLC CDI	333,845	11,235,628
Kingspan Group PLC (Ireland)	121,449	11,690,327
Linde PLC	35,599	11,344,689
TOTAL IRELAND		56,824,815
Japan - 7.8%
Hoya Corp.	99,252	12,869,843
Keyence Corp.	27,167	13,934,570
Recruit Holdings Co. Ltd.	281,746	13,926,312
Shin-Etsu Chemical Co. Ltd.	78,152	13,075,564
Tokyo Electron Ltd.	27,928	13,660,511
TOTAL JAPAN		67,466,800
Netherlands - 6.4%
ASM International NV (Netherlands)	33,523	11,517,849
ASML Holding NV (Netherlands)	31,296	21,196,604
Ferrari NV	49,044	11,303,300
Wolters Kluwer NV	113,488	11,550,648
TOTAL NETHERLANDS		55,568,401
Sweden - 4.3%
ASSA ABLOY AB (B Shares)	438,131	11,996,952
Atlas Copco AB (A Shares)	229,646	13,591,845
Hexagon AB (B Shares)	871,808	11,759,007
TOTAL SWEDEN		37,347,804
Switzerland - 7.2%
Lonza Group AG	18,659	12,864,296
Nestle SA (Reg. S)	186,432	24,075,526
Partners Group Holding AG	8,379	11,681,992
Sika AG	37,791	13,222,098
TOTAL SWITZERLAND		61,843,912
Taiwan - 3.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,293,200	29,925,032
United Kingdom - 7.3%
Ashtead Group PLC	175,492	12,552,595
Diageo PLC	295,919	14,932,486
RELX PLC (London Stock Exchange)	420,291	12,928,321
Rentokil Initial PLC	1,660,403	11,627,378
St. James's Place PLC	528,278	10,904,947
TOTAL UNITED KINGDOM		62,945,727
United States of America - 13.5%
Adobe, Inc. (a)	21,638	11,561,183
Alphabet, Inc. Class A (a)	4,133	11,184,187
Danaher Corp.	40,506	11,576,210
Marsh & McLennan Companies, Inc.	18,300	2,811,612
Microsoft Corp.	37,785	11,750,379
Moody's Corp.	32,133	11,021,619
NICE Systems Ltd. sponsored ADR (a)	46,310	11,858,139
NVIDIA Corp.	47,354	11,595,100
Sherwin-Williams Co.	37,760	10,818,618
Thermo Fisher Scientific, Inc.	18,894	10,983,082
Zoetis, Inc. Class A	54,205	10,829,617
TOTAL UNITED STATES OF AMERICA		115,989,746
TOTAL COMMON STOCKS (Cost $678,556,830)		863,220,619

Money Market Funds - 2.1%
	Shares	Value ($)
Fidelity Cash Central Fund 0.08% (c)	14,351,996	14,354,867
Fidelity Securities Lending Cash Central Fund 0.08% (c)(d)	3,773,173	3,773,550
TOTAL MONEY MARKET FUNDS (Cost $18,128,417)		18,128,417

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $696,685,247)	881,349,036
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(19,045,120)
NET ASSETS - 100.0%	862,303,916

Categorizations in Schedule of Investments are based on country or territory of incorporation.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.08%	17,246,777	121,452,489	124,344,399	1,940	-	-	14,354,867	0.0%
Fidelity Securities Lending Cash Central Fund 0.08%	-	32,283,158	28,509,608	1,578	-	-	3,773,550	0.0%
Total	17,246,777	153,735,647	152,854,007	3,518	-	-	18,128,417

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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